DISAGGREGATION OF REVENUE	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE－ 3 DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Financial Years ended December 31,
	2022	2021	2020
	$’000	$’000	$’000

Sales at a single point in time
Equipment Sales	32,202	26,095	22,045
Services	2,354	2,892	2,746
	34,556	28,987	24,791
Sales over time
Rental	3,803	4,419	5,095

	38,359	33,406	29,886

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Financial Years ended December 31,
	2022	2021	2020
	$’000	$’000	$’000

Singapore	15,811	13,884	20,874
Australia	9,056	10,064	167
Other countries	13,492	9,458	8,845

	38,359	33,406	29,886